Supplement dated February 15, 2017
to the Summary Prospectuses and Prospectuses, as supplemented, of the following funds:
Fund	Summary Prospectus(es) and Prospectus(es) Dated
Columbia Acorn Trust
Columbia Acorn European Fund	5/1/2016
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2016
Columbia Global Strategic Equity Fund	6/1/2016
Columbia Large Cap Growth Fund III	7/1/2016
Columbia Large Cap Index Fund	7/1/2016
Columbia Mid Cap Index Fund	7/1/2016
Columbia Select Global Growth Fund	7/1/2016
Columbia Select Large Cap Equity Fund	7/1/2016
Columbia Short Term Municipal Bond Fund	9/1/2016
Columbia Small Cap Index Fund	7/1/2016
Columbia Funds Series Trust I
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2016
Columbia Diversified Absolute Return Fund	10/1/2016
Columbia Diversified Real Return Fund	6/1/2016
Columbia Global Energy and Natural Resources Fund	1/1/2017
Columbia Greater China Fund	1/1/2017
Columbia High Yield Municipal Fund	10/1/2016
Columbia Multi-Asset Income Fund	9/1/2016
Columbia Pacific/Asia Fund	8/1/2016
Columbia Real Estate Equity Fund	5/1/2016
Columbia Tax-Exempt Fund	12/1/2016
Columbia U.S. Social Bond Fund	12/1/2016
Columbia U.S. Treasury Index Fund	9/1/2016
Columbia Funds Series Trust II
Columbia Flexible Capital Income Fund	10/1/2016
Columbia Global Infrastructure Fund	9/1/2016
Columbia Global Opportunities Fund	12/1/2016
Columbia Government Money Market Fund	10/1/2016
Columbia Income Builder Fund	6/1/2016
Columbia Inflation Protected Securities Fund	12/1/2016
Columbia Minnesota Tax-Exempt Fund	12/1/2016
Columbia Mortgage Opportunities Fund	10/1/2016
Columbia Seligman Communications & Information Fund	10/1/2016
Columbia Strategic Municipal Income Fund	12/1/2016
Effective on or about March 1, 2017 (the Effective Date), the following funds will offer Class Y shares. The ticker symbol for each of the funds' Class Y shares is included in the table below:

FUND	TICKER SYMBOL
Columbia Acorn European Fund	CAEYX
Columbia AMT-Free California Intermediate Muni Bond Fund	CCBYX
SUP000_00_041_(02/17)

FUND	TICKER SYMBOL
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	CGIYX
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	CMYYX
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	CNCYX
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	CORYX
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	CSOYX
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	CVAYX
Columbia Diversified Absolute Return Fund	CDAYX
Columbia Diversified Real Return Fund	CDRYX
Columbia Flexible Capital Income Fund	CFCYX
Columbia Global Energy and Natural Resources Fund	CGEYX
Columbia Global Infrastructure Fund	CGLYX
Columbia Global Opportunities Fund	CGOYX
Columbia Global Strategic Equity Fund	CGSYX
Columbia Government Money Market Fund	CGMXX
Columbia Greater China Fund	CGCYX
Columbia High Yield Municipal Fund	CHHYX
Columbia Income Builder Fund	CIBYX
Columbia Inflation Protected Securities Fund	CINYX
Columbia Large Cap Growth Fund III	CLRYX
Columbia Large Cap Index Fund	CLPYX
Columbia Mid Cap Index Fund	CMDYX
Columbia Minnesota Tax-Exempt Fund	CMNYX
Columbia Mortgage Opportunities Fund	CMOYX
Columbia Multi-Asset Income Fund	CMUYX
Columbia Pacific/Asia Fund	CPAYX
Columbia Real Estate Equity Fund	CREYX
Columbia Select Global Growth Fund	CGGYX
Columbia Select Large Cap Equity Fund	CLEYX
Columbia Seligman Communications and Information Fund	CCOYX
Columbia Short Term Municipal Bond Fund	CSMYX
Columbia Small Cap Index Fund	CSPYX
Columbia Strategic Municipal Income Fund	CATYX
Columbia Tax-Exempt Fund	CTEYX
Columbia U.S. Social Bond Fund	CONYX
Columbia U.S. Treasury Index Fund	CUTYX
Shareholders should retain this Supplement for future reference.
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SUP000_00_041_(02/17)